SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 13 — SEGMENT REPORTING

The Company accounts for its segment information in accordance with the provisions of ASC 280 ("Segment Reporting") (“ASC 280-10”). ASC 280-10 requires disclosures of selected segment-related financial information about geographic areas and major customers based on the Company’s internal accounting methods. The Company operates in one segment - the design, development, and marketing of software solutions. The Company's revenues by geographic area are as follows:

	YEAR ENDED DECEMBER 31,
	2014	2013	2012
Revenue
Americas	$76,264	$50,573	$60,123
EMEA	40,210	42,548	32,888
Asia Pacific	9,562	9,815	6,579
Israel	177	245	456
	$126,213	$103,181	$100,046

Long-lived assets by geographical areas are as follows:

	YEAR ENDED DECEMBER 31,
	2014	2013	2012
Property and Equipment, Net
Americas	$1,903	$795	$662
EMEA	451	634	421
Asia Pacific	845	1,145	411
Israel	1,780	2,449	2,712
	$4,979	$5,023	$4,206

The Company's major customer - as percentage of total sales is as follows:

	YEAR ENDED DECEMBER 31,
	2014	2013	2012
	%	%	%

Customer A	10	12	11